Financial result	12 Months Ended
Dec. 31, 2025
Disclosure Of Finance Income Expense Explanatory [Abstract]
Financial result
8.
Financial result

Financial income and financial expenses consist of the following:

	Year ended December 31,
	2025	2024	2023
	(Euros in thousands)
Change in fair value of liabilities of warrants	1,730	17,264	(2,079)
Interest income	17,179	25,001	13,845
Foreign currency gains	446	18,798	5
Gains on other financial instruments	891	219	—
Other financial income	18,516	44,018	13,850
Interest expenses	(946)	(886)	(831)
Foreign currency losses	(35,720)	(435)	(5,633)
Losses on other financial instruments	—	—	(576)
Other financial expenses	(36,666)	(1,321)	(7,040)
Financial result	(16,420)	59,961	4,731

The Company’s public warrants expired on July 1, 2025. As a result, the related warrant liabilities were derecognized from the Statement of Financial Position on that date, with a respective impact on the Statement of Profit or Loss for the year ended December 31, 2025. For the year ended December 31, 2025, changes in the fair value of the warrants resulted in a decrease of €1.7 million, recognized as income, as the fair value declined from €0.24 ($0.25) per warrant as of December 31, 2024, to €0.00 ($0.00) as of June 30, 2025, prior to their expiration on July 1, 2025.

The fair value of warrants decreased from €2.64 ($2.92) per warrant as of December 31, 2023 to €0.24 ($0.25) per warrant as of December 31, 2024. The result is a decrease in fair value of liabilities for warrants of €17.3 million for the year ended December 31, 2024.

The fair value of warrants increased from €2.35 ($2.51) per warrant as of December 31, 2022 to €2.64 ($2.92) per warrant as of December 31, 2023. The result is an increase in fair value of liabilities for warrants of €2.1 million for the year ended December 31, 2023.

Interest income mainly results from short-term deposits as well as cash balances. Interest expenses mainly result from leases.

Foreign currency gains and losses mainly consist of realized and unrealized gains and losses in connection with our USD holdings of cash and cash equivalents as well as short-term deposits in Immatics N.V. and Immatics GmbH.

Losses and gains on other financial instruments include expected credit losses and expected credit income on cash and cash equivalents and other financial assets for the year ended December 31, 2025, 2024 and 2023.